Earnings Per Share - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 10, 2017	Sep. 30, 2017 shares	Sep. 30, 2016 shares	Sep. 30, 2017 shares	Sep. 30, 2016 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share		171,000	182,000	171,000	106,000	514,000	20,000	0
Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Reverse stock split description	1-for-5 reverse stock split
Reverse stock split, conversion ratio	0.2
In The Money Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share		0	37,000	0	112,000	562,000	1,237,000